Schedule of Investments (unaudited)
January 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 69.5%
Bank
1.72%, 06/15/64	$850	$711,910
2.03%, 06/15/64	800	667,338
2.04%, 02/15/54	1,500	1,256,519
3.20%, 09/15/64(a)	229	191,753
3.35%, 01/15/63(a)	500	424,967
3.46%, 04/15/52	635	595,869
3.74%, 02/15/52	600	573,103
3.79%, 04/15/65(a)	500	458,457
3.95%, 08/15/61	1,000	964,209
4.26%, 05/15/61(a)	1,010	985,489
4.78%, 10/15/57	500	483,050
5.20%, 02/15/56	500	499,246
Series 2017, Class A5, 3.44%, 09/15/60	220	211,594
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	479,183
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	118	116,246
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	417,056
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	598	576,878
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	508,186
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	658,181
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	678,268
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	973,811
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	485,936
Series 2018-BN15, Class A3, 4.14%, 11/15/61	490	473,878
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	1,015	992,976
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	252,285
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,622,298
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	919,702
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	814,937
Series 2019-BN21, Class A4, 2.60%, 10/17/52	929	839,665
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	451,741
Series 2020-BN25, Class A3, 2.39%, 01/15/63	290	276,983
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	214,428
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	420,800
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	424,080
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	220,024
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	933,440
Series 2021-BN34, Class A5, 2.44%, 06/15/63	244	203,979
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	404,066
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	877,742
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	636,847
Series2017-BNK4, Class A4, 3.63%, 05/15/50	1,000	972,267
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	239,490
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	973,049
Bank5
5.70%, 02/15/29	944	964,052
5.77%, 06/15/57	1,910	1,961,604
5.78%, 04/15/56	175	178,154
5.79%, 06/15/57	1,000	1,023,735
6.18%, 08/15/57(a)	1,500	1,550,959
6.26%, 04/15/56(a)	2,500	2,581,827
6.26%, 09/15/56	550	567,675
6.42%, 08/15/57(a)	160	163,213
6.66%, 07/15/56(a)	1,500	1,566,920
Bank5 Trust
6.79%, 05/15/57(a)	2,620	2,750,780
6.97%, 05/15/57(a)	860	909,505
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.97%, 05/15/57(a)	$360	$373,403
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,000	915,138
Series 2019-C5, 2.81%, 11/15/52	1,000	914,114
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	918,006
BBCMS Mortgage Trust
2.39%, 02/15/53	2,000	1,763,576
2.69%, 11/15/54	1,870	1,606,647
2.95%, 02/15/55(a)	1,500	1,300,971
4.44%, 09/15/55	3,950	3,773,086
4.74%, 09/15/57	500	494,310
5.40%, 09/15/57	1,000	1,013,379
5.44%, 12/15/55(a)	2,000	2,037,818
5.45%, 09/15/55(a)	847	800,581
5.58%, 07/15/56	1,000	1,026,464
5.63%, 09/15/57	300	303,042
5.71%, 12/15/55(a)	1,000	1,034,383
5.72%, 02/15/57	1,000	1,001,884
5.83%, 05/15/57	2,000	2,092,391
5.83%, 11/15/57(a)	500	511,675
5.87%, 02/15/57	1,630	1,674,027
5.89%, 09/15/57	1,250	1,259,002
5.95%, 03/15/57	560	578,459
5.97%, 07/15/56(a)	1,000	1,031,767
6.00%, 09/15/56(a)	500	526,525
6.13%, 11/15/57	900	926,681
6.15%, 12/15/55(a)	400	420,068
6.30%, 09/15/56(a)	500	525,885
6.33%, 04/15/56(a)	250	254,482
6.41%, 07/15/57(a)	1,000	1,040,382
7.45%, 12/15/56(a)	1,000	1,071,977
Series 2018-C2, Class A5, 4.31%, 12/15/51	1,000	976,169
Series 2018-C2, Class C, 4.96%, 12/15/51(a)	250	229,030
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,333,206
Series 2020-C7, Class A5, 2.04%, 04/15/53	1,000	861,071
Series 2020-C7, Class AS, 2.44%, 04/15/53	300	258,344
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,000	849,122
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,267,509
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	870,532
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	215,781
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	943,425
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	500	434,074
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	424,412
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	801,942
Series 2021-C10, Class C, 2.84%, 07/15/54	500	402,067
Benchmark Mortgage Trust
2.58%, 03/15/54	1,000	852,379
3.12%, 08/15/52	660	605,650
3.18%, 02/15/53(a)	443	375,708
3.20%, 01/15/55(a)	500	407,233
3.46%, 03/15/55	1,000	888,327
3.94%, 07/15/51	1,825	1,761,192
3.97%, 04/10/51	265	261,814
5.60%, 08/15/57	1,300	1,325,825
5.81%, 01/10/57	45	46,181
6.23%, 05/15/56(a)	1,000	1,041,471
7.10%, 07/15/56(a)	1,000	1,050,088
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	1,000	951,952
Series 2018-B2, Class C, 4.31%, 02/15/51(a)	500	440,119
Series 2018-B3, Class A4, 3.76%, 04/10/51	696	677,513

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	$328	$322,303
Series 2018-B5, Class B, 4.57%, 07/15/51	500	476,954
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,500	1,464,668
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	758	718,257
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	969,204
Series 2019-B10, Class A3, 3.46%, 03/15/62	792	748,055
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	566,458
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	440,560
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	408,905
Series 2019-B9, Class A4, 3.75%, 03/15/52	989	946,240
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	210,944
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	886,833
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	889,279
Series 2020-B17, Class C, 3.37%, 03/15/53(a)	250	184,129
Series 2020-B20, Class B, 2.53%, 10/15/53	500	384,715
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	419,985
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	629,026
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	399,613
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	859,754
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	853,065
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	420,904
Series 2021-B27, Class A2, 2.02%, 07/15/54	822	794,226
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	835,838
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	411,687
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	700,299
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,344,978
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,029,385
Serise 2020-B17, Class A2, 2.21%, 03/15/53	747	717,932
BMO Mortgage Trust
5.31%, 09/15/54	1,000	1,002,192
5.74%, 02/15/57	2,000	2,046,106
5.76%, 07/15/57	2,000	2,068,640
5.77%, 06/15/56	1,750	1,809,222
5.86%, 02/15/57	1,870	1,925,060
6.14%, 03/15/57(a)	230	236,714
6.23%, 03/15/57(a)	120	118,033
6.29%, 02/15/57(a)	1,000	1,028,938
6.36%, 02/15/57(a)	252	261,206
7.05%, 11/15/56(a)	1,000	1,068,654
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53	1,000	905,234
CD Mortgage Trust
3.91%, 11/13/50(a)	500	465,327
Series 2017-CD3, Class A4, 3.63%, 02/10/50	1,730	1,636,678
Series 2017-CD5, Class A4, 3.43%, 08/15/50	750	721,948
Series 2018-CD7, Class ASB, 4.21%, 08/15/51	389	385,519
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	896,897
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	707,598
Citigroup Commercial Mortgage Trust
2.94%, 05/10/49	1,893	1,854,386
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	87	86,824
Series 2015-P1, Class A5, 3.72%, 09/15/48	356	353,481
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	798,342
Series 2017-P8, Class A3, 3.20%, 09/15/50	1,885	1,806,780
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	583,497
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	972,712
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,151,235
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	910,199
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	667,384
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	667,424
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2020-GC46, Class A5, 2.72%, 02/15/53	$1,000	$883,081
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	435,227
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	197,579
Commission Mortgage Trust
Series 2015-CR24, Class A4, 3.43%, 08/10/48	802	799,010
Series 2015-CR25, Class B, 4.52%, 08/10/48(a)	300	298,958
Series 2016-DC2, Class A4, 3.50%, 02/10/49	324	321,520
Series 2016-DC2, Class C, 4.66%, 02/10/49(a)	250	246,883
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	702,209
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	899,247
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,314	1,152,553
2.72%, 12/15/52	500	456,075
3.92%, 01/15/49(a)	300	285,824
4.05%, 03/15/52	1,550	1,489,578
Series 2015-C4, Class D, 3.55%, 11/15/48(a)	250	239,791
Series 2016-C5, Class C, 4.63%, 11/15/48(a)	750	730,142
Series 2016-C6, Class C, 4.92%, 01/15/49(a)	350	327,294
Series 2016-C7, Class A4, 3.21%, 11/15/49	193	189,752
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	111,975
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	956,756
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	955,119
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	973,813
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,395	1,342,588
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	938,597
Series 2019-C18, Class ASB, 2.87%, 12/15/52	484	463,995
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,310,813
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,361,411
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,048,947
1.55%, 01/25/27	1,100	1,043,613
2.05%, 11/25/28(a)	1,000	912,441
2.24%, 10/25/31(a)	1,000	855,850
2.35%, 11/25/31(a)	1,110	953,744
2.35%, 03/25/32	2,000	1,706,993
3.53%, 08/25/32	1,000	918,576
3.53%, 09/25/32	2,000	1,826,467
3.60%, 02/25/28	2,750	2,667,339
3.78%, 01/25/32	984	941,561
3.78%, 11/25/32(a)	2,000	1,863,747
3.80%, 10/25/32(a)	1,000	933,260
3.82%, 12/25/32(a)	2,000	1,867,478
3.90%, 04/25/28	2,000	1,954,863
3.92%, 09/25/28(a)	2,000	1,949,588
4.05%, 07/25/33	1,500	1,416,415
4.20%, 05/25/33	1,500	1,432,997
4.22%, 04/25/30	2,000	1,945,151
4.25%, 04/25/33	1,000	959,369
4.25%, 04/25/33	1,500	1,431,275
4.28%, 07/25/30	2,000	1,958,204
4.41%, 03/25/30	1,000	987,882
4.43%, 02/25/33(a)	1,000	972,177
4.50%, 08/25/33(a)	500	486,909
4.57%, 12/25/28	1,000	995,924
4.65%, 08/25/28(a)	3,000	2,999,275
4.74%, 08/25/28(a)	1,000	1,002,246
4.82%, 06/25/28	1,000	1,004,862
4.94%, 11/25/30(a)	1,000	1,008,894
5.00%, 11/25/28	1,800	1,818,306

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/25/34(a)	$3,000	$3,021,770
5.00%, 05/25/34	3,000	3,020,678
5.36%, 01/25/29(a)	500	511,065
Federal National Mortgage Association
1.71%, 11/25/31(a)	912	821,557
1.94%, 12/25/31(a)	1,000	834,379
2.35%, 02/25/31	940	846,163
2.59%, 06/25/32(a)	1,000	865,224
3.77%, 09/25/32(a)	1,100	1,027,460
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	401,184
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	696	673,492
Series 2017-M14, Class A2, 2.81%, 11/25/27(a)	1,339	1,280,137
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	402	389,605
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,140	1,066,415
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,640	1,479,977
Series 2020-M1, Class A1, 2.15%, 10/25/29	958	921,522
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,299,668
Series 2020-M14, Class A2, 1.78%, 05/25/30	966	841,787
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	216,702
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	889,164
Series 2020-M8, Class A2, 1.82%, 02/25/30	94	83,079
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,659,341
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	2,080,596
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,642,039
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,603,245
Series2019-M6, Class A2, 3.45%, 01/01/29	308	297,438
Federal National Mortgage Association-ACES
2.40%, 11/25/31	1,000	864,218
2.91%, 07/25/27(a)	1,000	966,442
4.18%, 07/25/28(a)	955	942,599
Series 2017, Class A2, 2.96%, 09/25/27(a)	881	850,869
Freddie Mac Multifamily Structured Pass Through Certificates
1.71%, 07/25/28	1,448	1,321,921
2.53%, 10/25/26	1,000	969,648
4.40%, 10/25/30	1,000	982,843
4.49%, 09/25/34	3,000	2,904,657
4.67%, 12/25/33	2,000	1,980,138
4.68%, 10/25/31(a)	2,000	1,986,135
5.18%, 03/25/29(a)	4,000	4,065,244
FREMF Mortgage Trust, 4.25%, 11/25/29(a)	2,000	1,961,237
GS Mortgage Securities Trust
2.79%, 05/10/49	1,657	1,622,571
2.79%, 11/10/52	250	227,735
3.89%, 07/10/51	675	647,565
4.32%, 11/10/50(a)	400	348,062
Series 2015-GC32, Class A3, 3.50%, 07/10/48	479	477,517
Series 2016-GS4, Class A4, 3.44%, 11/10/49(a)	39	37,980
Series 2017-GS7, Class A3, 3.17%, 08/10/50	1,000	953,432
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	463,822
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	722,318
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,041,988
Series 2019-GSA1, Class C, 3.80%, 11/10/52(a)	500	449,744
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	696,999
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class AS, 3.14%, 08/15/49	1,000	934,513
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	98,598
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	1,090	1,059,375
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class AS, 4.23%, 07/15/48(a)	635	622,695
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-C1, Class A5, 3.58%, 03/17/49	$822	$810,848
Series 2016-C1, Class B, 4.70%, 03/17/49(a)	450	438,126
Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	384,409
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	1,300	1,253,110
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	285,059
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	373,077
Series 2019-COR5, Class A2, 3.15%, 06/13/52	190	186,856
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 06/15/49(a)	750	648,463
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,060,907
Series 2018-C8, Class A3, 3.94%, 06/15/51	508	492,259
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	832,335
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	441,235
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	623	606,292
Series 2015-C22, Class C, 4.19%, 04/15/48(a)	250	221,761
Series 2015-C23, Class A3, 3.45%, 07/15/50	652	649,245
Series 2015-C24, Class A3, 3.48%, 05/15/48	283	281,624
Series 2015-C25, Class ASB, 3.38%, 10/15/48	52	51,987
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,000	982,984
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	483,257
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,400	1,364,084
Series 2016-C32, Class ASB, 3.51%, 12/15/49	131	129,402
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,070,909
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	959,485
Morgan Stanley Capital I Trust
4.85%, 07/15/51(a)	400	374,777
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	243,018
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,233,424
Series 2016-UB12, Class A3, 3.34%, 12/15/49	926	891,942
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	965,743
Series 2018-H3, Class A4, 3.91%, 07/15/51	500	483,654
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	925,487
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	956,722
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	444,871
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	132,823
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,445	1,339,506
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	848,998
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	730	755,588
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,514,360
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,080	1,047,350
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	474,814
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	965,632
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,281,061
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	710,446
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,592	1,498,492
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	906,581
Wells Fargo Commercial Mortgage Trust
2.65%, 08/15/49	1,000	962,574
3.31%, 11/15/54	500	404,390
4.00%, 04/15/55(a)	1,000	923,967
4.15%, 03/15/51(a)	1,000	962,527
4.15%, 08/15/51	623	600,805
4.55%, 03/15/52	500	480,155
Series 2015-C30, Class ASB, 3.41%, 09/15/58	10	9,678
Series 2016-C36, Class AS, 3.42%, 11/15/59	705	684,797
Series 2016-LC25, Class B, 4.33%, 12/15/59(a)	198	192,403
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	481,026
Series 2017-C38, Class A4, 3.19%, 07/15/50	588	565,274

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-C38, Class A5, 3.45%, 07/15/50	$1,000	$965,007
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	469,765
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,250	1,207,013
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	337,273
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	481,317
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	722,733
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	608,212
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	708,492
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	447,807
Series 2020-C56, Class ASB, 2.42%, 06/15/53	500	469,759
Series 2020-C56, Class B, 3.67%, 06/15/53(a)	345	302,866
Series 2020-C56, Class C, 3.67%, 06/15/53(a)	800	650,881
Series 2020-C57, Class A4, 2.12%, 08/15/53	919	794,292
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	852,293
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	425,970
		305,836,009
Total Collateralized Mortgage Obligations — 69.5% (Cost: $321,818,195)		305,836,009
U.S. Government Agency Obligations
Mortgage-Backed Securities — 29.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	844,044
2.03%, 09/25/28	1,150	1,052,083
2.25%, 01/25/32	165	140,333
2.45%, 04/25/32	1,000	857,964
2.58%, 05/25/32	1,250	1,080,244
3.50%, 07/25/32(a)	1,750	1,605,472
Class A1, 2.55%, 05/25/31	990	913,530
Class A2, 2.25%, 02/25/32	1,500	1,276,021
Class A2, 2.92%, 06/25/32	650	574,436
Series 158, Class A2, 3.90%, 12/25/30(a)	905	867,139
Series K056, Class A1, 2.20%, 07/25/25	19	19,207
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,485,577
Series K059, Class A2, 3.12%, 09/25/26(a)	2,530	2,476,909
Series K061, Class A2, 3.35%, 11/25/26(a)	1,265	1,240,261
Series K062, Class A2, 3.41%, 12/25/26	1,000	979,995
Series K063, Class A2, 3.43%, 01/25/27(a)	1,345	1,318,510
Series K066, Class A2, 3.12%, 06/25/27	1,000	969,800
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,907,759
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,427,994
Series K073, Class A2, 3.35%, 01/25/28	1,000	967,237
Series K076, Class A1, 3.73%, 12/25/27	623	614,758
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,077,174
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,465,703
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,280,526
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,103,686
Series K085, Class A2, 4.06%, 10/25/28(a)	1,000	980,044
Series K086, Class A2, 3.86%, 11/25/28(a)	1,725	1,679,853
Series K088, Class A1, 3.48%, 09/25/28	236	231,213
Series K088, Class A2, 3.69%, 01/25/29	1,010	976,630
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,573,718
Series K091, Class A2, 3.51%, 03/25/29	5,017	4,812,056
Series K092, Class A2, 3.30%, 04/25/29	1,010	959,310
Series K094, Class A2, 2.90%, 06/25/29	420	391,746
Series K095, Class A2, 2.79%, 06/25/29	675	626,618
Series K097, Class A1, 2.16%, 05/25/29	782	744,612
Series K098, Class A2, 2.43%, 08/25/29	3,500	3,189,162
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K100, Class A2, 2.67%, 09/25/29	$1,000	$918,195
Series K101, Class A2, 2.52%, 10/25/29	250	227,767
Series K102, Class A1, 2.18%, 05/25/29	830	788,114
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,115,941
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,302,964
Series K106, Class A1, 1.78%, 10/25/29	850	793,209
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,106,578
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,086,219
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,853,566
Series K109, Class A2, 1.56%, 04/25/30	1,000	858,931
Series K110, Class A1, 1.02%, 09/25/29	918	828,081
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,405,051
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,118,086
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,055,747
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,706,684
Series K117, Class A2, 1.41%, 08/25/30	2,183	1,836,872
Series K118, Class A2, 1.49%, 09/25/30	1,500	1,265,406
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,692,575
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,848,722
Series K123, Class A2, 1.62%, 12/25/30	600	506,297
Series K124, Class A2, 1.66%, 12/25/30	1,300	1,097,159
Series K125, Class A2, 1.85%, 01/25/31	1,000	852,002
Series K126, Class A2, 2.07%, 01/25/31	1,116	964,619
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,504,201
Series K128, Class A2, 2.02%, 03/25/31	1,000	859,544
Series K130, Class A2, 1.72%, 06/25/31	1,450	1,213,964
Series K131, Class A2, 1.85%, 07/25/31	1,000	842,533
Series K132, Class A2, 2.02%, 08/25/31	1,000	846,052
Series K133, Class A2, 2.10%, 09/25/31	1,000	848,778
Series K135, Class A1, 1.61%, 10/25/30	1,147	1,028,616
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,383,707
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,458,949
Series K139, Class A2, 2.59%, 01/25/32(a)	750	653,346
Series K142, Class A2, 2.40%, 03/25/32	1,000	857,089
Series K1510, Class A2, 3.72%, 01/25/31	880	833,203
Series K1510, Class A3, 3.79%, 01/25/34	500	461,106
Series K-1511, Class A2, 3.47%, 03/25/31	500	465,568
Series K-1512, Class A2, 2.99%, 05/25/31	730	660,367
Series K-1512, Class A3, 3.06%, 04/25/34	450	390,633
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	854,813
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,355,095
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,120,595
Series K-1518, Class A2, 1.86%, 10/25/35	500	374,603
Series K152, Class A1, 2.83%, 05/25/30	965	913,763
Series K152, Class A2, 3.08%, 01/25/31	250	228,663
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	786,763
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	758,908
Series K153, Class A3, 3.12%, 10/25/31(a)	500	452,434
Series K154, Class A3, 3.46%, 11/25/32(a)	345	315,096
Series K155, Class A1, 3.75%, 11/25/29	386	378,115
Series K156, Class A3, 3.70%, 06/25/33(a)	500	460,875
Series K157, Class A2, 3.99%, 05/25/33(a)	826	795,887
Series K159, Class A1, 3.95%, 12/25/29	540	534,994
Series K159, Class A2, 3.95%, 11/25/30(a)	833	800,984
Series K737, Class AM, 2.10%, 10/25/26	300	287,822
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,220,356
Series K741, Class A2, 1.60%, 12/25/27	1,120	1,033,161
Series K742, Class A2, 1.76%, 03/25/28	1,000	921,264
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,265,409
Federal National Mortgage Association-ACES
Series 2013-M6, Class 1A2, 3.39%, 02/25/43(a)	124	118,190

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-M9, Class A2, 2.29%, 06/25/26	$1,766	$1,719,528
Series 2017-M11, Class A2, 2.98%, 08/25/29	942	882,980
Series 2017-M3, Class A2, 2.46%, 12/25/26(a)	602	580,832
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	648	625,890
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,020	989,477
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	2,244	2,160,002
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	74	70,526
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	717	688,081
Series 2019-M1, Class A2, 3.54%, 09/25/28(a)	834	807,296
Series 2019-M2, Class A2, 3.62%, 11/25/28(a)	1,787	1,732,318
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,135	1,067,704
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,288	2,183,716
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,336	2,209,587
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,609	2,459,335
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,243	2,014,425
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,672,076
Series 2022-M1, Class A2, 1.67%, 10/25/31(a)	2,000	1,643,993
		130,733,321
Total U.S. Government Agency Obligations — 29.7% (Cost: $141,581,161)		130,733,321
Total Long-Term Investments — 99.2% (Cost: $463,399,356)		436,569,330
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(b)(c)	5,500,000	$5,500,000
Total Short-Term Securities — 1.2% (Cost: $5,500,000)		5,500,000
Total Investments — 100.4% (Cost: $468,899,356)		442,069,330
Liabilities in Excess of Other Assets — (0.4)%		(1,938,996)
Net Assets — 100.0%		$440,130,334

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,200,000	$3,300,000 (a)	$—	$—	$—	$5,500,000	5,500,000	$33,663	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® CMBS ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$305,836,009	$—	$305,836,009
U.S. Government Agency Obligations	—	130,733,321	—	130,733,321
Short-Term Securities
Money Market Funds	5,500,000	—	—	5,500,000
	$5,500,000	$436,569,330	$—	$442,069,330